Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 3,657
Settled during the year	(128)
Change in discount rate	322
Change in amount and timing of cash flows	77
Accretion (Note 9)	155
Other	(60)
Changes in foreign exchange rates	0
Provisions, ending balance	4,023
Less current portion of provisions (Note 17)	(210)
Long-term provisions	3,813	$ 3,484
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	3,342
Settled during the year	(90)
Change in discount rate	322
Change in amount and timing of cash flows	2
Accretion (Note 9)	151
Other	(4)
Changes in foreign exchange rates	2
Provisions, ending balance	3,725
Less current portion of provisions (Note 17)	(144)
Long-term provisions	3,581
Other Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	315
Settled during the year	(38)
Change in discount rate	0
Change in amount and timing of cash flows	75
Accretion (Note 9)	4
Other	(56)
Changes in foreign exchange rates	(2)
Provisions, ending balance	298
Less current portion of provisions (Note 17)	(66)
Long-term provisions	$ 232